Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 128,505	$ 125,003
Accumulated depreciation and amortization	(94,093)	(90,381)
Total	34,412	34,622
Depreciation and amortization expense	4,000	4,000	$ 4,100
Occupancy expense of the Bank's premises included rental expense	8,000	7,800	$ 8,000
Land [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	2,414	2,337
Buildings [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	36,077	36,245
Furniture, Fixtures and Equipment [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	56,317	54,245
Leasehold Improvements [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 33,697	$ 32,176